Offerings - Offering: 1	Aug. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,500,000
Proposed Maximum Offering Price per Unit	70.82
Maximum Aggregate Offering Price	$ 389,510,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 57,491.68
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
also covers any additional shares of Common Stock, par value $0.01 per share (“Common Stock”) of Vistra Corp. in respect of the securities identified in the above table that may become issuable through the Vistra Corp. 2016 Omnibus Incentive Plan as a result of any stock dividend, stock split, recapitalization or other similar transaction.

(2)
Estimated solely for the purpose of determining the registration fee in accordance with Rule 457 under the Securities Act and based on the average of the high and low sales prices per share of the Common Stock as reported on the New York Stock Exchange on July 30, 2024.